SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories and Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
Inventory write-down / (reversal when sold)	$ (458)	$ 2,456	$ 2,065
Furniture, fixtures and office equipment | Minimum
Property and equipment, net
Useful lives	2 months 12 days
Furniture, fixtures and office equipment | Maximum
Property and equipment, net
Useful lives	5 years
Software and IT equipment | Minimum
Property and equipment, net
Useful lives	1 month 6 days
Software and IT equipment | Maximum
Property and equipment, net
Useful lives	3 years
Vehicles | Minimum
Property and equipment, net
Useful lives	7 months 6 days
Vehicles | Maximum
Property and equipment, net
Useful lives	9 years